Impact of COVID-19 on our business	6 Months Ended
Jun. 30, 2020
Impacts of COVID-19 on our business
Impacts of COVID-19 on our business

2.   Impacts of COVID-19 on our business

The current unprecedented challenges as a result of the COVID-19 outbreak have impacted how we operate. We have been taking, and continue to take, the necessary steps in terms of safety, risk mitigation, and financial measures to best manage through these challenging times. We have currently experienced limited impact on our financial performance and financial position, although we continue to face additional risks and challenges associated with the impact of the outbreak.

See our Interim management report and Universal Registration Statement filed with the AFM for a more detailed discussion about the impact of the COVID-19 outbreak on argenx during the six months ended June 30, 2020.